Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment

9. Property, plant and equipment

		Plant,	Office
	Land and	machinery	equipment
	buildings	and other	and vehicles	Total
	$m	$m	$m	$m
Cost
At January 1, 2016	829	3,108	56	3,993
Acquisitions (Note 22)	190	512	—	702
Additions	3	345	6	354
Impairment	—	(9)	—	(9)
Disposals	(7)	(211)	(11)	(229)
Transfers	14	(32)	18	—
Exchange	(46)	(172)	(5)	(223)
At December 31, 2016	983	3,541	64	4,588
Depreciation
At January 1, 2016	(189)	(1,264)	(27)	(1,480)
Charge for the year	(28)	(332)	(10)	(370)
Disposals	4	211	10	225
Exchange	13	90	2	105
At December 31, 2016	(200)	(1,295)	(25)	(1,520)
Net book value
At December 31, 2016	783	2,246	39	3,068
Cost
At January 1, 2017	983	3,541	64	4,588
Additions	8	508	6	522
Impairment (Note 4)	—	(54)	—	(54)
Disposals	(4)	(160)	(10)	(174)
Transfers	11	(9)	7	9
Exchange	96	316	4	416
At December 31, 2017	1,094	4,142	71	5,307
Depreciation
At January 1, 2017	(200)	(1,295)	(25)	(1,520)
Charge for the year	(35)	(378)	(10)	(423)
Disposals	2	156	10	168
Transfers	1	(2)	1	—
Exchange	(26)	(137)	(1)	(164)
At December 31, 2017	(258)	(1,656)	(25)	(1,939)
Net book value
At December 31, 2017	836	2,486	46	3,368

Depreciation expense of $415 million (2016: $363 million; 2015: $321 million) has been charged in cost of sales and $8 million (2016: $6 million; 2015: $6 million) in sales, general and administration expenses.

Transfers primarily relate to the reclassification of construction in progress to the applicable classification within property, plant and equipment and the reclassification of certain consumables with an estimated useful life of greater than one year, from inventory to property, plant and equipment. Construction in progress at December 31, 2017 was $241 million (2016: $120 million).

Included in property, plant and equipment is an amount for land of $225 million (2016: $206 million).

Substantially all of the Group’s property, plant and equipment is pledged as security under the terms and conditions of the Group’s financing arrangements. No interest was capitalized in the year (2016: $nil).

Impairment

The Board of Directors of Ardagh Group S.A. has considered the carrying value of the Group’s property, plant and equipment and assessed the indicators of impairment as at December 31, 2017 in accordance with IAS 36. In the year ended December 31, 2017 an impairment charge of $54 million (2016: $9 million) has been recognized, of which $38 million (2016: $nil) relates to the impairment of plant and machinery in Glass Packaging North America and $16 million (2016: $6 million) relates to the impairment of plant and machinery in Metal Packaging Europe, arising principally from capacity realignment.

Finance leases

The depreciation charge for capitalized leased assets was $1 million (2016: $1 million; 2015: $1 million) and the related finance charges were $nil (2016: $nil; 2015: $nil). The net carrying amount is $12 million (2016: $11 million).

Operating lease commitments

During the year, the expense in respect of operating lease commitments was as follows:

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Plant and machinery	6	6	6
Land and buildings	21	27	23
Office equipment and vehicles	11	10	9
	38	43	38

At December 31, the Group had total commitments under non‑cancellable operating leases which expire:

	At December 31,
	2017	2016	2015
	$m	$m	$m
Not later than one year	35	32	29
Later than one year and not later than five years	77	73	75
Later than five years	80	72	73
	192	177	177

Capital commitments

The following capital commitments in relation to property, plant and equipment were authorized by management, but have not been provided for in the consolidated financial statements:

	At December 31,
	2017	2016	2015
	$m	$m	$m
Contracted for	101	116	33
Not contracted for	14	20	7
	115	136	40